Financial Risk and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Categories of Financial Instruments
(1)	Categories of financial instruments

	As of December 31,
Financial Assets	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets at fair value through profit or loss	$14,021,473	$16,042,721
Financial assets at fair value through other comprehensive income	14,723,232	10,526,144
Financial assets measured at amortized cost
Cash and cash equivalents (excludes cash on hand)	95,486,403	94,042,271
Receivables	26,459,392	28,942,147
Refundable deposits	2,600,733	2,310,961
Other financial assets	2,353,066	14,386,131
Total	$155,644,299	$166,250,375

	As of December 31,
Financial Liabilities	2019	2020
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial liabilities at fair value through profit or loss	$—	$2,326
Financial liabilities measured at amortized cost
Short-term loans	12,015,206	11,057,132
Payables	27,433,065	31,188,794
Guarantee deposits (current portion included)	296,694	235,992
Bonds payable (current portion included)	38,781,416	18,690,384
Long-term loans (current portion included)	33,902,074	33,066,106
Lease liabilities	6,031,025	5,576,864
Other financial liabilities	20,093,441	20,746,624
Total	$138,552,921	$120,564,222

Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity

The table below summarizes the maturity profile of the Company’s financial liabilities based on the contractual undiscounted payments and contractual maturity:

	As of December 31, 2019
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$12,211,621	$—	$—	$—	$12,211,621
Payables	26,998,325	198,862	—	—	27,197,187
Guarantee deposits	100,584	97,108	—	99,002	296,694
Bonds payable	20,659,607	10,590,265	8,689,971	—	39,939,843
Long-term loans	6,104,795	19,631,931	13,097,986	12,000	38,846,712
Lease liabilities	740,939	1,413,978	1,180,955	3,792,192	7,128,064
Other financial liabilities	—	12,668,287	8,445,826	—	21,114,113
Total	$66,815,871	$44,600,431	$31,414,738	$3,903,194	$146,734,234

	As of December 31, 2020
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$11,240,785	$—	$—	$—	$11,240,785
Payables	31,008,010	—	—	—	31,008,010
Guarantee deposits	793	163,618	—	71,581	235,992
Bonds payable	2,374,587	8,484,393	8,563,021	—	19,422,001
Long-term loans	25,885,932	5,889,382	2,424,965	—	34,200,279
Lease liabilities	695,790	1,280,476	1,102,021	3,354,217	6,432,504
Other financial liabilities	—	17,120,418	4,280,333	—	21,400,751
Total	$71,205,897	$32,938,287	$16,370,340	$3,425,798	$123,940,322
Derivative financial liabilities
Forward exchange contracts
Gross settlement
Inflow	$393,442	$—	$—	$—	$393,442
Outflow	(395,768)	—	—	—	(395,768)
Net	$(2,326)	$—	$—	$—	$(2,326)

Details of Forward Exchange Contracts	The details of forward exchange contracts entered into by UMC are summarized as follows:

As of December 31, 2019

None.

As of December 31, 2020

Type	Notional Amount	Contract Period
Forward exchange contracts	Sell USD 82 million	December 11, 2020~February 05, 2021

Reconciliation for Fair Value Measurement in Level 3 Fair Value Hierarchy

Reconciliation for fair value measurement in Level 3 fair value hierarchy is as follows:

	Financial assets at fair value through profit or loss					Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$3,077,691	$2,971,528	$1,849,788	$—	$7,899,007	$3,235,174	$184,026	$3,419,200
Recognized in profit (loss)	(272,299)	273,047	(14,024)	6,145	(7,131)	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	199,244	(8,532)	190,712
Acquisition	159,476	396,890	204,082	51,956	812,404	—	—	—
Disposal	(1,475)	(328,371)	—	—	(329,846)	(2,303,988)	—	(2,303,988)
Return of capital	(14,954)	—	—	—	(14,954)	—	—	—
Transfer to Level 3	—	—	—	49,706	49,706	—	—	—
Transfer out of Level 3	(53,300)	—	—	—	(53,300)	—	—	—
Exchange effect	(14,451)	(33,800)	(28,821)	(3,099)	(80,171)	—	—	—
As of December 31, 2019	$2,880,688	$3,279,294	$2,011,025	$104,708	$8,275,715	$1,130,430	$175,494	$1,305,924

	Financial assets at fair value through profit or loss					Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2020	$2,880,688	$3,279,294	$2,011,025	$104,708	$8,275,715	$1,130,430	$175,494	$1,305,924
Recognized in profit (loss)	589,664	180,523	19,611	39,648	829,446	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	167,197	(5,349)	161,848
Acquisition	547,932	294,251	340,323	303,456	1,485,962	—	—	—
Disposal	(308,041)	(374,112)	—	(227,223)	(909,376)	—	—	—
Return of capital	(1,903)	—	—	—	(1,903)	—	—	—
Transfer out of Level 3	(428,188)	—	—	—	(428,188)	—	—	—
Exchange effect	(38,674)	(100,953)	(56,943)	(4,259)	(200,829)	—	—	—
As of December 31, 2020	$3,241,478	$3,279,003	$2,314,016	$216,330	$9,050,827	$1,297,627	$170,145	$1,467,772

Summary of Significant Unobservable Inputs of Fair Value Measurement in Level 3 Fair Value Hierarchy

Significant unobservable inputs of fair value measurement in Level 3 fair value hierarchy are as follows:

As of December 31, 2019
Category of equity securities	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	0%~50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.

A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2019 by NT$267 million and NT$191 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2019 by NT$87 million.

As of December 31, 2020
Category of equity securities	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	0%~50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.

A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2020 by NT$283 million and NT$231 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2020 by NT$106 million.

Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Assets and Liabilities Measured and Recorded at Fair Value
a.	Assets and liabilities measured and recorded at fair value on a recurring basis:

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$668,476	$—	$54,318	$722,794
Financial assets at fair value through profit or loss, noncurrent	4,737,027	340,255	8,221,397	13,298,679
Financial assets at fair value through other comprehensive income, noncurrent	13,417,308	—	1,305,924	14,723,232

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$1,049,334	$2,384	$164,916	$1,216,634
Financial assets at fair value through profit or loss, noncurrent	5,546,320	393,856	8,885,911	14,826,087
Financial assets at fair value through other comprehensive income, noncurrent	9,058,372	—	1,467,772	10,526,144
Financial liabilities:
Financial liabilities at fair value through profit or loss, current	—	2,326	—	2,326

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of detailed information about financial instruments [line items]
Assets and Liabilities Measured and Recorded at Fair Value

The fair values of the Company’s short-term financial instruments including cash and cash equivalents, receivables, refundable deposits, other financial assets-current, short-term loans, payables and guarantee deposits approximate their carrying amount due to their maturities within one year.

As of December 31, 2019

		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Bonds payables (current portion included)	$39,571,920	$21,347,047	$18,224,873	$—	$38,781,416
Long-term loans (current portion included)	33,902,074	—	33,902,074	—	33,902,074

As of December 31, 2020

		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Bonds payables (current portion included)	$18,861,597	$18,861,597	$—	$—	$18,690,384
Long-term loans (current portion included)	33,066,106	—	33,066,106	—	33,066,106